REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
REVENUES
Schedule of breakdown of revenues according to product groups

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
WatchPAT and other related services	$38,797	$28,988	$22,384
EndoPAT and other related services	2,237	2,270	1,805
	$41,034	$31,258	$24,189

Schedule of breakdown of revenues by geographical regions

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
United States and Canada	$32,224	$22,960	$17,582
Japan	3,898	3,489	3,374
Europe	4,120	3,383	1,885
Asia Pacific (excluding Japan)	310	912	849
Israel	346	274	281
Others	136	240	218
	$41,034	$31,258	$24,189

Schedule of revenue from major customers

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Customer A	$4,571	$7,002	$4,571
Customer B	3,826	3,443	3,229
Customer C	5,416	2,048	2,870
	$13,813	$12,493	$10,670